UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number:   028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  R. Ted Weschler
  Title:  Managing Member
  Phone:  (434) 297-0811


Signature, Place and Date of Signing:

  /s/ R. Ted Weschler          Charlottesville, VA           August 14, 2009
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:   None

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        19

Form 13F Information Table Value Total:  $699,789
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      ------------------------------------
 1.        028-06345                Peninsula Investment Partners, LP
 2.        028-10690                Peninsula Capital Appreciation, LLC

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6  COL 7          COLUMN 8

                                                        FAIR MARKET
                                                           VALUE      SHRS OR    SH/ PUT/  INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT    PRN CALL  DISCRETN  MNGRS    SOLE      SHARED  NONE
---------------------------  --------------  ---------  -----------  ----------  --- ----  --------  -----  ----------  ------  ----
AIRTRAN HLDGS INC                 COM        00949P108     21,665     3,500,000   SH        SHARED    1,2    3,500,000
ALLEGIANT TRAVEL CO               COM        01748X102     11,892       300,000   SH        SHARED    1,2      300,000
BANK OF AMERICA CORPORATION       COM        060505104     26,400     2,000,000   SH        SHARED    1,2    2,000,000
CINCINNATI BELL INC NEW           COM        171871106     33,629    11,841,100   SH        SHARED    1,2   11,841,100
COGENT COMM GROUP INC           COM NEW      19239V302     35,673     4,377,000   SH        SHARED    1,2    4,377,000
DAVITA INC                        COM        23918K108    173,110     3,500,000   SH        SHARED    1,2    3,500,000
DISH NETWORK CORP                CL A        25470M109     21,073     1,300,000   SH        SHARED    1,2    1,300,000
ECHOSTAR CORP                    CL A        278768106     17,140     1,075,283   SH        SHARED    1,2    1,075,283
FIBERTOWER CORP                   COM        31567R100      1,950     3,900,000   SH        SHARED    1,2    3,900,000
GENERAL ELECTRIC CO               COM        369604103     35,160     3,000,000   SH        SHARED    1,2    3,000,000
GRACE W R & CO DEL NEW            COM        38388F108    133,170    10,765,600   SH        SHARED    1,2   10,765,600
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104      5,010     1,000,000   SH        SHARED    1,2    1,000,000
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302     13,560     1,000,000   SH        SHARED    1,2    1,000,000
LIBERTY MEDIA CORP NEW       ENT COM SER A   53071M500     93,450     3,500,000   SH        SHARED    1,2    3,500,000
STANLEY FURNITURE INC           COM NEW      854305208      8,780       813,716   SH        SHARED    1,2      813,716
SUNCOR ENERGY INC                 COM        867229106      6,068       200,000   SH        SHARED    1,2      200,000
TIVO INC                          COM        888706108     20,960     2,000,000   SH        SHARED    1,2    2,000,000
VALASSIS COMMUNICATIONS INC       COM        918866104     24,440     4,000,000   SH        SHARED    1,2    4,000,000
WSFS FINL CORP                    COM        929328102     16,659       610,000   SH        SHARED    1,2      610,000






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